Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Share
Schedule of computation of basic and diluted net loss per share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(694,565)	(1,307,956)	(121,524)	(19,070)
Accretion on redeemable noncontrolling interests	(4,634)	—	—	—
Numerator for basic and diluted net loss per share	(699,199)	(1,307,956)	(121,524)	(19,070)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	369,472,880	370,240,040	370,874,312	370,874,312
Loss per share-basic and diluted	(1.89)	(3.53)	(0.33)	(0.05)